Consumer Advances Receivable, net (Details 5) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 31, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required payments	1,715	6,585		319,906
Initial carrying amount at acquisition date	14,259	17,600
Impairment recorded as provision for credit losses	35,072	31,004	2,559
Carrying amount at September 30, 2013	6,248	6,585		50,014
Purchased Receivables [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required payments	39,979
Loss recorded as retention payments	7,110
Initial carrying amount at acquisition date	32,869
Collections and accretion to September 30, 2013	27,812
Impairment recorded as provision for credit losses	524
Carrying amount at September 30, 2013	4,533
Purchased Receivables [Member] | Fiscal 2013 Q2 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required payments	7,298
Loss recorded as retention payments	756
Initial carrying amount at acquisition date	6,542
Collections and accretion to September 30, 2013	6,370
Impairment recorded as provision for credit losses	125
Carrying amount at September 30, 2013	47
Purchased Receivables [Member] | Fiscal 2013 Q3 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required payments	11,650
Loss recorded as retention payments	2,171
Initial carrying amount at acquisition date	9,479
Collections and accretion to September 30, 2013	7,907
Impairment recorded as provision for credit losses	399
Carrying amount at September 30, 2013	1,173
Purchased Receivables [Member] | Fiscal 2013 Q4 [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required payments	21,031
Loss recorded as retention payments	4,183
Initial carrying amount at acquisition date	16,848
Collections and accretion to September 30, 2013	13,535
Impairment recorded as provision for credit losses	0
Carrying amount at September 30, 2013	3,313